Document and Entity Information	Aug. 14, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001369568
Document Type	8-K
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	CATALYST PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33057
Entity Tax Identification Number	76-0837053
Entity Address, Address Line One	355 Alhambra
Entity Address, Address Line Two	Circle
Entity Address, Address Line Three	Suite 1250
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	420-3200
Security 12b Title	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Trading Symbol	CPRX
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false